Expense Example - NVIT Jacobs Levy Large Cap Growth Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years
USD ($)	83	287	507	1,143	108	365	642	1,432